Troubled Debt Restructurings that Have Defaulted (Detail) - 12 months ended Mar. 31, 2020 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	₨ 17.9	$ 0.2
Retail Loans | Retail Business Banking
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	17.9
Retail Loans | Commercial vehicle and construction equipment finance
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	0.0
Wholesale loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	₨ 0.0